INCOME TAXES - Summary of movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Beginning Balance	¥ 601,867	¥ 619,922	¥ 338,964
Addition	99,230	94,809	280,958
Write off	(177,976)	(112,864)
Ending Balance	¥ 523,121	¥ 601,867	¥ 619,922